Quarterly Holdings Report
for
Fidelity® International Sustainability Index Fund
July 31, 2026
ISY-NPRT3-0926
1.9883820.109
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 3.3%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	14,950	272,970
REA Group Ltd	2,185	246,762
TOTAL COMMUNICATION SERVICES		519,732
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	22,456	1,009,286
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	55,574	938,811
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Woodside Energy Group Ltd	78,655	1,840,916
Financials - 1.7%
Banks - 1.1%
Commonwealth Bank of Australia	69,231	8,654,209
Capital Markets - 0.4%
ASX Ltd	8,094	312,216
Macquarie Group Ltd	14,972	2,657,812
		2,970,028
Insurance - 0.2%
QBE Insurance Group Ltd	62,121	1,077,474
Suncorp Group Ltd	44,804	602,827
		1,680,301
TOTAL FINANCIALS		13,304,538
Health Care - 0.3%
Biotechnology - 0.2%
CSL Ltd	20,079	1,736,035
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	2,713	227,373
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	214,977	443,282
Sonic Healthcare Ltd	18,982	290,510
		733,792
TOTAL HEALTH CARE		2,697,200
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	55,877	767,063
Professional Services - 0.0%
Computershare Ltd	21,537	618,824
Transportation Infrastructure - 0.2%
Transurban Group unit	129,048	1,340,133
TOTAL INDUSTRIALS		2,726,020
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	7,795	200,916
Materials - 0.4%
Metals & Mining - 0.4%
Evolution Mining Ltd	84,075	666,658
Fortescue Ltd	66,876	867,800
Lynas Rare Earths Ltd (b)	37,502	368,073
Northern Star Resources Ltd	56,267	779,794
PLS Group Ltd (b)	129,988	377,697
South32 Ltd	185,741	592,162
TOTAL MATERIALS		3,652,184
Real Estate - 0.1%
Diversified REITs - 0.0%
Stockland unit	100,595	301,118
Retail REITs - 0.1%
Vicinity Ltd unit	163,345	306,982
TOTAL REAL ESTATE		608,100
Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	54,778	391,850
TOTAL AUSTRALIA		27,889,553
AUSTRIA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OMV AG	6,099	444,138
Financials - 0.1%
Banks - 0.1%
BAWAG Group AG (c)(d)	3,029	611,955
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,827	194,130
TOTAL AUSTRIA		1,250,223
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	866	179,153
Consumer Staples - 0.0%
Food Products - 0.0%
Lotus Bakeries NV	17	218,384
Financials - 0.3%
Banks - 0.2%
KBC Group NV	9,503	1,365,963
Insurance - 0.1%
Ageas SA/NV	6,166	511,232
TOTAL FINANCIALS		1,877,195
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	5,030	1,292,897
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	2,907	257,617
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,809	260,130
TOTAL BELGIUM		4,085,376
BRAZIL - 1.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	30,200	196,899
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	54,825	199,869
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PRIO SA/Brazil (b)	34,400	412,937
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA (PN)	219,155	796,786
Itau Unibanco Holding SA	223,929	1,894,660
		2,691,446
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	209,300	649,475
TOTAL FINANCIALS		3,340,921
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	28,702	196,135
Industrials - 0.1%
Ground Transportation - 0.1%
Localiza Rent a Car SA	34,971	259,464
Rumo SA	48,700	138,727
		398,191
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	40,700	118,507
TOTAL INDUSTRIALS		516,698
Materials - 0.3%
Containers & Packaging - 0.0%
Klabin SA unit	31,427	113,143
Metals & Mining - 0.3%
Gerdau SA	52,970	261,028
Wheaton Precious Metals Corp	18,795	2,044,343
		2,305,371
TOTAL MATERIALS		2,418,514
Utilities - 0.2%
Electric Utilities - 0.1%
Cia Energetica de Minas Gerais	69,158	154,711
Cia Paranaense de Energia - Copel	81,600	238,724
CPFL Energia SA	7,700	70,086
Energisa S/A unit	11,620	114,179
Equatorial SA	44,668	340,662
		918,362
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	13,400	78,775
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	98,662	539,131
TOTAL UTILITIES		1,536,268
TOTAL BRAZIL		8,818,241
CANADA - 7.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	12,896	279,750
TELUS Corp	21,348	203,757
TOTAL COMMUNICATION SERVICES		483,507
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Canadian Tire Corp Ltd Class A	1,995	291,170
Dollarama Inc	11,290	1,538,005
		1,829,175
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	7,292	403,651
TOTAL CONSUMER DISCRETIONARY		2,232,826
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
George Weston Ltd	6,247	466,882
Loblaw Cos Ltd	22,912	1,075,606
Metro Inc/CN	7,879	523,712
TOTAL CONSUMER STAPLES		2,066,200
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp	18,022	1,555,303
Enbridge Inc	90,254	4,911,065
Imperial Oil Ltd	6,004	778,419
Keyera Corp	11,687	496,542
Pembina Pipeline Corp	24,050	1,175,865
TOTAL ENERGY		8,917,194
Financials - 3.4%
Banks - 3.0%
Bank of Montreal	28,474	5,107,791
Bank of Nova Scotia/The	50,978	4,471,780
Canadian Imperial Bank of Commerce	37,978	4,498,247
National Bank of Canada	16,017	2,590,758
Toronto Dominion Bank	68,499	8,210,987
		24,879,563
Capital Markets - 0.0%
TMX Group Ltd	11,484	419,760
Insurance - 0.4%
Intact Financial Corp	7,346	1,442,370
Sun Life Financial Inc	22,906	1,900,486
		3,342,856
TOTAL FINANCIALS		28,642,179
Industrials - 0.7%
Aerospace & Defense - 0.0%
CAE Inc (b)	12,009	309,766
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	16,493	370,132
RB Global Inc	7,697	844,235
		1,214,367
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	6,782	420,365
WSP Global Inc	5,586	682,465
		1,102,830
Ground Transportation - 0.4%
Canadian National Railway Co	21,405	2,721,719
Professional Services - 0.1%
Thomson Reuters Corp	5,418	531,500
TOTAL INDUSTRIALS		5,880,182
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (b)	4,757	1,574,084
IT Services - 0.8%
CGI Inc Class A	7,797	570,710
Shopify Inc Class A (b)	50,728	5,941,095
		6,511,805
Software - 0.0%
Descartes Systems Group Inc/The (b)	3,588	269,461
TOTAL INFORMATION TECHNOLOGY		8,355,350
Materials - 0.7%
Chemicals - 0.2%
Nutrien Ltd	19,914	1,374,526
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA	21,051	3,056,175
Kinross Gold Corp	49,589	1,143,287
		4,199,462
TOTAL MATERIALS		5,573,988
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	1,720	242,285
Utilities - 0.2%
Electric Utilities - 0.2%
Fortis Inc/Canada	20,998	1,195,307
Hydro One Ltd (c)(d)	13,662	569,148
		1,764,455
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	5,770	192,546
TOTAL UTILITIES		1,957,001
TOTAL CANADA		64,350,712
CHILE - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	27,834	186,089
Specialty Retail - 0.0%
Empresas Copec SA	15,731	107,439
TOTAL CONSUMER DISCRETIONARY		293,528
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	14,382,714	382,714
Materials - 0.3%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	5,929	399,837
Metals & Mining - 0.3%
Antofagasta PLC	14,279	703,388
Lundin Mining Corp	28,287	700,390
		1,403,778
TOTAL MATERIALS		1,803,615
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	976,368	86,101
TOTAL CHILE		2,565,958
CHINA - 9.0%
Communication Services - 2.3%
Entertainment - 0.3%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	5,600	16,464
China Ruyi Holdings Ltd (b)	476,000	87,402
Kingnet Network Co Ltd A Shares (China)	5,200	13,219
Kingsoft Corp Ltd	39,000	133,077
Netease Inc	72,700	1,934,272
		2,184,434
Interactive Media & Services - 2.0%
Baidu Inc A Shares (b)	86,562	1,199,109
Bilibili Inc Z Shares (b)	10,200	194,163
Tencent Holdings Ltd	254,900	15,575,152
		16,968,424
TOTAL COMMUNICATION SERVICES		19,152,858
Consumer Discretionary - 3.0%
Automobiles - 0.5%
BYD Co Ltd A Shares (China)	13,300	188,603
BYD Co Ltd H Shares	152,900	1,827,896
Geely Automobile Holdings Ltd	270,000	681,679
Great Wall Motor Co Ltd H Shares	93,500	108,255
Li Auto Inc A Shares (b)	50,730	345,504
NIO Inc A Shares (b)	72,689	356,673
Seres Group Co Ltd A Shares (China)	3,900	35,990
XPeng Inc A Shares (b)	52,216	338,689
Yadea Group Holdings Ltd (c)(d)	47,884	65,515
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	20,500	104,455
		4,053,259
Broadline Retail - 1.8%
Alibaba Group Holding Ltd	692,900	10,555,225
JD.com Inc A Shares	94,900	1,561,103
MINISO Group Holding Ltd A Shares	17,432	56,917
Prosus NV Class N	54,154	2,516,689
Vipshop Holdings Ltd Class A ADR	11,171	171,363
		14,861,297
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	53,200	311,981
TAL Education Group Class A ADR (b)	13,525	169,063
		481,044
Hotels, Restaurants & Leisure - 0.6%
H World Group Ltd ADR	7,699	328,670
Meituan B Shares (b)(c)(d)	208,500	2,461,651
Tongcheng Travel Holdings Ltd (c)	52,000	94,685
Trip.com Group Ltd (b)	24,350	1,140,810
Yum China Holdings Inc (Hong Kong)	13,883	659,949
		4,685,765
Household Durables - 0.0%
Haier Smart Home Co Ltd A Shares (China)	15,000	51,465
Haier Smart Home Co Ltd H Shares	92,400	266,374
		317,839
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	4,200	36,133
China Tourism Group Duty Free Corp Ltd H Shares (c)(d)	600	4,100
Chow Tai Fook Jewellery Group Ltd	63,600	100,318
Pop Mart International Group Ltd (c)(d)	20,800	431,256
		571,807
Textiles, Apparel & Luxury Goods - 0.0%
Bosideng International Holdings Ltd	188,000	118,423
Shenzhou International Group Holdings Ltd	35,000	198,957
		317,380
TOTAL CONSUMER DISCRETIONARY		25,288,391
Consumer Staples - 0.2%
Beverages - 0.0%
Nongfu Spring Co Ltd H Shares (c)(d)	73,400	409,754
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	212,000	97,047
JD Health International Inc (b)(c)(d)	43,750	219,799
		316,846
Food Products - 0.2%
China Feihe Ltd (c)(d)	142,000	59,571
China Mengniu Dairy Co Ltd	122,000	294,018
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	11,200	63,671
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	7,700	29,632
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	15,400	61,756
Want Want China Holdings Ltd	166,000	71,544
		580,192
Personal Care Products - 0.0%
Hengan International Group Co Ltd	25,500	80,508
TOTAL CONSUMER STAPLES		1,387,300
Energy - 0.1%
Energy Equipment & Services - 0.0%
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	2,500	49,848
Oil, Gas & Consumable Fuels - 0.1%
China Petroleum & Chemical Corp A Shares (China)	70,200	54,806
China Petroleum & Chemical Corp H Shares	942,000	532,115
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	10,300	25,672
COSCO SHIPPING Energy Transportation Co Ltd H Shares	48,000	85,138
		697,731
TOTAL ENERGY		747,579
Financials - 1.9%
Banks - 1.4%
Agricultural Bank of China Ltd A Shares (China)	205,600	210,113
Agricultural Bank of China Ltd H Shares	1,122,000	902,762
BOC Hong Kong Holdings Ltd	153,500	1,021,715
China CITIC Bank Corp Ltd A Shares (China)	29,000	33,288
China CITIC Bank Corp Ltd H Shares	328,000	323,299
China Construction Bank Corp A Shares (China)	51,000	81,942
China Construction Bank Corp H Shares	3,487,000	4,091,736
China Merchants Bank Co Ltd A Shares (China)	55,800	327,367
China Merchants Bank Co Ltd H Shares	153,500	996,270
China Minsheng Banking Corp Ltd A Shares (China)	84,300	45,197
China Minsheng Banking Corp Ltd H Shares	270,500	125,206
China Zheshang Bank Co Ltd A Shares (China)	52,100	23,375
Industrial & Commercial Bank of China Ltd A Shares (China)	189,900	224,694
Industrial & Commercial Bank of China Ltd H Shares	2,657,000	2,544,383
Industrial Bank Co Ltd A Shares (China)	51,200	143,262
Ping An Bank Co Ltd A Shares (China)	46,900	80,779
Postal Savings Bank of China Co Ltd A Shares (China)	58,100	44,177
Postal Savings Bank of China Co Ltd H Shares (c)(d)	376,000	243,558
		11,463,123
Capital Markets - 0.1%
Guotai Haitong Securities Co Ltd A Shares (China)	34,700	94,231
Guotai Haitong Securities Co Ltd H Shares (c)(d)	96,400	183,523
Huatai Securities Co Ltd A Shares (China)	18,000	52,269
Huatai Securities Co Ltd H Shares (c)(d)	51,600	111,130
Orient Securities Co Ltd/China A Shares (China)	18,100	24,626
		465,779
Insurance - 0.4%
China Pacific Insurance Group Co Ltd A Shares (China)	16,500	78,905
China Pacific Insurance Group Co Ltd H Shares	110,200	429,424
People's Insurance Co Group of China Ltd/The A Shares (China)	23,500	25,617
People's Insurance Co Group of China Ltd/The H Shares	365,000	254,119
PICC Property & Casualty Co Ltd H Shares	288,000	602,265
Ping An Insurance Group Co of China Ltd A Shares (China)	27,900	226,505
Ping An Insurance Group Co of China Ltd H Shares	268,500	2,005,903
		3,622,738
TOTAL FINANCIALS		15,551,640
Health Care - 0.4%
Biotechnology - 0.1%
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (b)	5,400	10,421
Imeik Technology Development Co Ltd A Shares (China)	760	12,277
Innovent Biologics Inc (b)(c)(d)	59,500	657,790
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)	2,300	141,888
		822,376
Health Care Equipment & Supplies - 0.0%
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	1,995	34,140
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	2,900	68,236
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	1,800	12,767
		115,143
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	22,400	30,114
Huadong Medicine Co Ltd A Shares (China)	4,500	19,415
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	6,700	16,736
Shanghai Pharmaceuticals Holding Co Ltd H Shares	100	153
Sinopharm Group Co Ltd H Shares	54,000	119,750
		186,168
Life Sciences Tools & Services - 0.2%
Genscript Biotech Corp (b)	48,000	110,538
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	900	6,665
Pharmaron Beijing Co Ltd A Shares (China)	3,750	20,411
Wuxi Apptec Co Ltd A Shares (China)	6,676	126,896
Wuxi Apptec Co Ltd H Shares (c)(d)	16,480	337,695
Wuxi Biologics Cayman Inc (b)(c)(d)	146,000	720,584
		1,322,789
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	3,400	13,261
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	3,832	14,659
CSPC Innovation Pharmaceutical Co Ltd A Shares (China) (b)	3,060	17,229
CSPC Pharmaceutical Group Ltd	335,280	366,814
Hansoh Pharmaceutical Group Co Ltd (c)(d)	52,000	213,373
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	15,400	123,286
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	5,400	18,572
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	3,900	25,138
Sino Biopharmaceutical Ltd	410,750	263,449
Yunnan Baiyao Group Co Ltd A Shares (China)	4,220	33,053
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	1,500	31,006
		1,119,840
TOTAL HEALTH CARE		3,566,316
Industrials - 0.4%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(c)(d)	67,300	128,895
SF Holding Co Ltd A Shares (China)	11,600	60,146
		189,041
Electrical Equipment - 0.3%
CNGR Advanced Material Co Ltd A Shares (China)	2,280	13,735
Contemporary Amperex Technology Co Ltd A Shares (China)	11,040	646,858
Contemporary Amperex Technology Co Ltd H Shares	7,200	569,986
Eve Energy Co Ltd A Shares (China)	5,100	40,988
Goldwind Science & Technology Co Ltd A Shares (China)	8,300	22,549
Shanghai Electric Group Co Ltd A Shares (China)	29,900	30,543
Sungrow Power Supply Co Ltd A Shares (China)	4,980	76,541
Sunwoda Electronic Co Ltd A Shares (China)	4,700	13,259
		1,414,459
Industrial Conglomerates - 0.0%
CITIC Ltd	183,000	288,650
Machinery - 0.1%
Airtac International Group	6,000	243,116
Haitian International Holdings Ltd	26,000	69,025
Shenzhen Inovance Technology Co Ltd A Shares (China)	3,300	31,314
Sinotruk Hong Kong Ltd	33,500	173,600
Weichai Power Co Ltd A Shares (China)	16,300	67,474
Weichai Power Co Ltd H Shares	81,000	340,220
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	1,735	12,133
Zhuzhou CRRC Times Electric Co Ltd H Shares	17,200	73,823
		1,010,705
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	24,300	22,510
China Southern Airlines Co Ltd A Shares (China) (b)	26,700	20,761
		43,271
Professional Services - 0.0%
Kanzhun Ltd ADR	15,367	250,175
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	8,400	82,903
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	50,000	97,483
TOTAL INDUSTRIALS		3,376,687
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Foxconn Industrial Internet Co Ltd A Shares (China)	26,400	221,514
Lingyi iTech Guangdong Co A Shares (China)	17,700	32,396
Sunny Optical Technology Group Co Ltd	27,000	192,970
		446,880
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)	43,800	178,229
Software - 0.0%
Beijing Kingsoft Office Software Inc A Shares (China)	1,120	44,861
Hundsun Technologies Inc A Shares (China)	4,600	15,616
Kingdee International Software Group Co Ltd (b)	114,000	121,088
Yonyou Network Technology CO Ltd A Shares (China) (b)	8,200	13,495
		195,060
Technology Hardware, Storage & Peripherals - 0.1%
Lenovo Group Ltd	308,000	941,923
TOTAL INFORMATION TECHNOLOGY		1,762,092
Materials - 0.2%
Chemicals - 0.1%
Ganfeng Lithium Group Co Ltd A Shares (China)	3,800	27,966
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	40	187
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	4,900	25,892
Hengli Petrochemical Co Ltd A Shares (China)	13,900	34,369
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	16,000	27,866
Kingfa Sci & Tech Co Ltd A Shares (China)	6,400	14,648
Rongsheng Petrochemical Co Ltd A Shares (China)	22,200	40,641
Satellite Chemical Co Ltd A Shares (China)	8,100	30,354
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	5,185	18,276
Sinoma Science & Technology Co Ltd A Shares (China)	4,100	26,142
Tianqi Lithium Corp A Shares (China) (b)	3,600	24,196
Wanhua Chemical Group Co Ltd A Shares (China)	7,600	83,733
Yunnan Yuntianhua Co Ltd A Shares (China)	4,400	19,430
Zangge Mining Co Ltd A Shares (China)	3,700	44,059
Zhejiang NHU Co Ltd A Shares (China)	7,400	32,878
		450,637
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	9,800	26,935
Anhui Conch Cement Co Ltd H Shares	47,000	110,812
China Jushi Co Ltd A Shares (China)	9,657	53,951
China National Building Material Co Ltd H Shares	142,000	67,538
		259,236
Metals & Mining - 0.1%
Baoshan Iron & Steel Co Ltd A Shares (China)	52,900	48,022
Chifeng Jilong Gold Mining Co A Shares (China)	4,000	23,546
China Hongqiao Group Ltd	134,000	419,305
CMOC Group Ltd A Shares (China)	42,500	122,714
CMOC Group Ltd H Shares	153,000	329,513
Shandong Hongqiao Aluminum Industry Holding Co Ltd A Shares (China)	7,400	22,745
Shandong Nanshan Aluminum Co Ltd A Shares (China)	27,300	19,106
Sinomine Resource Group Co Ltd A Shares (China)	1,700	11,835
Western Mining Co Ltd A Shares (China)	5,800	32,996
Xiamen Tungsten Co Ltd A Shares (China)	3,700	25,733
Yunnan Aluminium Co Ltd A Shares (China)	8,400	33,185
		1,088,700
TOTAL MATERIALS		1,798,573
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
China Overseas Land & Investment Ltd	160,000	275,630
China Resources Land Ltd	118,500	501,658
KE Holdings Inc A Shares	83,747	469,729
Longfor Group Holdings Ltd (c)(d)	85,028	74,376
TOTAL REAL ESTATE		1,321,393
Utilities - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd	109,800	85,545
China Resources Gas Group Ltd	37,400	79,785
ENN Energy Holdings Ltd	29,700	177,767
ENN Natural Gas Co Ltd A Shares (China)	5,600	14,761
Kunlun Energy Co Ltd	158,000	145,864
		503,722
Independent Power and Renewable Electricity Producers - 0.0%
China Three Gorges Renewables Group Co Ltd A Shares (China)	70,300	40,612
China Yangtze Power Co Ltd A Shares (China)	62,000	267,129
Sichuan Chuantou Energy Co Ltd A Shares (China)	11,800	27,384
		335,125
TOTAL UTILITIES		838,847
TOTAL CHINA		74,791,676
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	9,287	263,213
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	17,871	169,363
TOTAL COLOMBIA		432,576
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC (United Kingdom)	8,837	419,473
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	3,067	153,332
Moneta Money Bank AS (c)(d)	9,797	89,655

TOTAL CZECH REPUBLIC		242,987
DENMARK - 1.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	3,107	389,214
Health Care - 1.0%
Biotechnology - 0.1%
Genmab A/S (b)	2,525	726,792
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	5,242	346,652
Demant A/S (b)	3,417	148,130
		494,782
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	133,242	6,302,557
TOTAL HEALTH CARE		7,524,131
Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	7,960	1,720,323
Building Products - 0.0%
ROCKWOOL A/S Series B	3,791	121,532
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	39,709	1,068,866
TOTAL INDUSTRIALS		2,910,721
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	14,590	949,858
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS (b)(c)(d)	19,165	428,714
TOTAL DENMARK		12,202,638
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	98,067	270,331
FINLAND - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	5,931	239,239
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	11,323	281,773
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	17,501	616,740
Financials - 0.1%
Insurance - 0.1%
Sampo Oyj A Shares	98,737	1,093,192
Health Care - 0.1%
Pharmaceuticals - 0.1%
Orion Oyj B Shares	4,538	424,396
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	13,605	785,999
Metso Oyj	26,624	494,601
TOTAL INDUSTRIALS		1,280,600
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	207,885	1,921,467
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	22,945	262,949
UPM-Kymmene Oyj	21,870	594,991
TOTAL MATERIALS		857,940
TOTAL FINLAND		6,715,347
FRANCE - 5.9%
Communication Services - 0.1%
Media - 0.1%
Publicis Groupe SA	9,475	1,011,272
Consumer Discretionary - 1.1%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	25,609	1,035,128
Textiles, Apparel & Luxury Goods - 1.0%
Hermes International SCA	1,070	1,895,905
Kering SA	2,953	974,707
LVMH Moet Hennessy Louis Vuitton SE	10,294	5,652,800
		8,523,412
TOTAL CONSUMER DISCRETIONARY		9,558,540
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	24,414	448,045
Food Products - 0.2%
Danone SA	26,076	2,028,351
Personal Care Products - 0.5%
L'Oreal SA	9,940	4,427,230
TOTAL CONSUMER STAPLES		6,903,626
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
TotalEnergies SE	81,475	7,179,880
Financials - 1.5%
Banks - 1.1%
BNP Paribas SA	41,012	5,211,343
Credit Agricole SA	37,537	838,782
Societe Generale SA Series A	26,439	2,485,178
		8,535,303
Insurance - 0.4%
AXA SA	64,814	3,359,286
TOTAL FINANCIALS		11,894,589
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	12,435	2,354,219
Pharmaceuticals - 0.0%
Ipsen SA	1,388	267,615
TOTAL HEALTH CARE		2,621,834
Industrials - 0.5%
Construction & Engineering - 0.1%
Bouygues SA	9,198	518,122
Eiffage SA	2,856	405,911
		924,033
Electrical Equipment - 0.3%
Legrand SA	10,588	1,609,686
Ground Transportation - 0.0%
Ayvens SA (c)(d)	13,817	185,302
Professional Services - 0.1%
Bureau Veritas SA	13,148	419,370
Trading Companies & Distributors - 0.0%
Rexel SA	9,211	380,680
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	1,297	179,326
Getlink SE Series A	10,263	218,707
		398,033
TOTAL INDUSTRIALS		3,917,104
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	27,788	646,488
Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	26,364	5,193,933
TOTAL FRANCE		48,927,266
GERMANY - 2.6%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	2,906	249,150
Consumer Discretionary - 0.2%
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	8,766	285,667
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	6,704	1,240,395
TOTAL CONSUMER DISCRETIONARY		1,526,062
Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	3,765	308,505
Personal Care Products - 0.1%
Beiersdorf AG	3,775	350,664
TOTAL CONSUMER STAPLES		659,169
Financials - 1.6%
Capital Markets - 0.3%
Deutsche Boerse AG	7,515	2,263,647
Insurance - 1.3%
Allianz SE	15,733	7,836,646
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,405	3,246,784
		11,083,430
TOTAL FINANCIALS		13,347,077
Health Care - 0.1%
Pharmaceuticals - 0.1%
Merck KGaA	5,346	883,524
Industrials - 0.3%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	2,232	931,213
Construction & Engineering - 0.0%
HOCHTIEF AG	611	312,267
Machinery - 0.1%
Gea Group Ag	6,083	432,451
Knorr-Bremse AG	2,676	317,532
		749,983
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	25,048	262,829
TOTAL INDUSTRIALS		2,256,292
Materials - 0.2%
Chemicals - 0.1%
Evonik Industries AG	10,654	215,490
Symrise AG	5,501	565,204
		780,694
Construction Materials - 0.1%
Heidelberg Materials AG	5,477	1,019,626
TOTAL MATERIALS		1,800,320
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE	29,874	724,763
TOTAL GERMANY		21,446,357
GREECE - 0.3%
Financials - 0.3%
Banks - 0.3%
Alpha Bank SA	67,245	330,801
Eurobank SA	101,581	521,265
National Bank of Greece SA	34,102	633,128
Piraeus Bank SA	44,061	508,089
TOTAL FINANCIALS		1,993,283
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	11,141	286,494
TOTAL GREECE		2,279,777
HONG KONG - 1.1%
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	319,500	344,254
Financials - 0.8%
Capital Markets - 0.3%
Hong Kong Exchanges & Clearing Ltd	49,900	2,599,932
Insurance - 0.5%
AIA Group Ltd	434,800	4,383,175
TOTAL FINANCIALS		6,983,107
Industrials - 0.1%
Ground Transportation - 0.1%
MTR Corp Ltd	65,156	275,167
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	14,500	183,968
Marine Transportation - 0.0%
Orient Overseas International Ltd	5,500	107,371
TOTAL INDUSTRIALS		566,506
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Sino Land Co Ltd	158,839	216,716
Sun Hung Kai Properties Ltd	54,000	847,522
TOTAL REAL ESTATE		1,064,238
Utilities - 0.1%
Electric Utilities - 0.0%
CK Infrastructure Holdings Ltd	24,500	195,565
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	466,356	418,046
TOTAL UTILITIES		613,611
TOTAL HONG KONG		9,571,716
HUNGARY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
MOL Hungarian Oil & Gas PLC Class A (b)	15,292	218,944
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	5,609	209,189
TOTAL HUNGARY		428,133
INDIA - 2.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Info Edge India Ltd	13,732	176,428
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Eicher Motors Ltd	5,696	467,463
Mahindra & Mahindra Ltd	36,076	1,284,918
TVS Motor Co Ltd	9,867	445,900
		2,198,281
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	100,277	317,875
Indian Hotels Co Ltd/The	35,848	277,567
Swiggy Ltd (b)	55,675	166,222
		761,664
Specialty Retail - 0.0%
Trent Ltd	11,092	349,411
TOTAL CONSUMER DISCRETIONARY		3,309,356
Consumer Staples - 0.2%
Food Products - 0.1%
Britannia Industries Ltd	4,541	257,773
Marico Ltd	21,839	199,280
Nestle India Ltd	24,053	380,487
Tata Consumer Products Ltd	22,664	257,232
		1,094,772
Personal Care Products - 0.1%
Colgate-Palmolive India Ltd	4,936	107,421
Dabur India Ltd	17,523	77,410
Hindustan Unilever Ltd	29,336	645,936
		830,767
TOTAL CONSUMER STAPLES		1,925,539
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petronet LNG Ltd	30,250	88,993
Reliance Industries Ltd	252,029	3,451,548
TOTAL ENERGY		3,540,541
Financials - 0.3%
Banks - 0.3%
AU Small Finance Bank Ltd (c)(d)	23,166	254,316
Axis Bank Ltd	95,318	1,227,763
Kotak Mahindra Bank Ltd	226,946	927,989
		2,410,068
Insurance - 0.0%
HDFC Life Insurance Co Ltd (c)(d)	40,617	233,434
ICICI Prudential Life Insurance Co Ltd (c)(d)	14,617	78,940
		312,374
TOTAL FINANCIALS		2,722,442
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Max Healthcare Institute Ltd	29,405	338,528
Pharmaceuticals - 0.0%
Cipla Ltd/India	21,054	325,017
TOTAL HEALTH CARE		663,545
Industrials - 0.2%
Building Products - 0.0%
Astral Ltd	4,064	61,681
Supreme Industries Ltd	2,562	93,065
		154,746
Construction & Engineering - 0.0%
Voltas Ltd	8,004	111,511
Electrical Equipment - 0.1%
ABB India Ltd	1,837	140,181
Havells India Ltd	8,213	108,531
Suzlon Energy Ltd (b)	431,281	216,772
		465,484
Industrial Conglomerates - 0.0%
Siemens Ltd	3,161	124,540
Machinery - 0.0%
Ashok Leyland Ltd	112,535	195,954
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (c)(d)	7,934	429,728
Transportation Infrastructure - 0.0%
GMR Airports Ltd (b)	106,465	117,433
TOTAL INDUSTRIALS		1,599,396
Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	36,611	517,835
Infosys Ltd	125,968	1,496,773
		2,014,608
Software - 0.0%
Oracle Financial Services Software Ltd	860	100,872
TOTAL INFORMATION TECHNOLOGY		2,115,480
Materials - 0.3%
Chemicals - 0.1%
Asian Paints Ltd	15,988	460,018
Coromandel International Ltd	4,761	103,489
PI Industries Ltd	2,754	79,418
Pidilite Industries Ltd	11,798	199,276
UPL Ltd	20,435	129,449
		971,650
Construction Materials - 0.1%
Grasim Industries Ltd	11,347	368,654
Shree Cement Ltd	335	91,489
UltraTech Cement Ltd	4,302	536,633
		996,776
Metals & Mining - 0.1%
APL Apollo Tubes Ltd	7,282	138,865
Hindalco Industries Ltd	53,582	549,191
Jindal Stainless Ltd	11,642	89,670
Vedanta Ltd	55,221	153,346
		931,072
TOTAL MATERIALS		2,899,498
Utilities - 0.1%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	173,921	517,861
Torrent Power Ltd	7,114	105,301
		623,162
Gas Utilities - 0.0%
GAIL India Ltd	92,853	176,455
Independent Power and Renewable Electricity Producers - 0.0%
NHPC Ltd	131,722	108,704
TOTAL UTILITIES		908,321
TOTAL INDIA		19,860,546
INDONESIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	775,127	78,856
Metals & Mining - 0.0%
Bumi Resources Minerals Tbk PT (b)	2,287,300	70,863
TOTAL INDONESIA		149,719
IRELAND - 0.5%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	6,605	630,651
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	87,652	1,036,534
Bank of Ireland Group PLC	39,299	819,796
TOTAL FINANCIALS		1,856,330
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	6,349	587,538
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	6,671	1,006,654
TOTAL INDUSTRIALS		1,594,192
TOTAL IRELAND		4,081,173
ISRAEL - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	54,261	1,319,555
ITALY - 1.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Moncler SpA	9,103	515,408
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	8,283	559,287
Financials - 0.7%
Banks - 0.5%
Intesa Sanpaolo SpA	576,141	4,355,230
Insurance - 0.2%
Generali	33,613	1,703,475
TOTAL FINANCIALS		6,058,705
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	11,653	1,608,036
Utilities - 0.1%
Electric Utilities - 0.1%
Terna - Rete Elettrica Nazionale	58,145	668,622
TOTAL ITALY		9,410,058
JAPAN - 13.8%
Communication Services - 1.1%
Interactive Media & Services - 0.0%
LY Corp	106,900	297,850
Wireless Telecommunication Services - 1.1%
KDDI Corp	121,300	2,234,797
SoftBank Corp	1,190,100	1,670,398
SoftBank Group Corp	153,600	4,784,257
		8,689,452
TOTAL COMMUNICATION SERVICES		8,987,302
Consumer Discretionary - 2.3%
Automobile Components - 0.1%
Bridgestone Corp	44,100	1,089,069
Automobiles - 0.1%
Isuzu Motors Ltd	21,400	319,278
Subaru Corp	21,500	365,983
Yamaha Motor Co Ltd	36,900	308,664
		993,925
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	79,000	442,591
Rakuten Group Inc (b)	58,600	305,549
Ryohin Keikaku Co Ltd	20,900	548,214
		1,296,354
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	44,700	892,197
Household Durables - 1.1%
Panasonic Holdings Corp	96,500	2,551,698
Sekisui House Ltd	24,700	540,739
Sony Group Corp	241,700	5,648,257
		8,740,694
Leisure Products - 0.1%
Bandai Namco Holdings Inc	20,900	605,456
Specialty Retail - 0.5%
Fast Retailing Co Ltd	7,900	3,868,387
Nitori Holdings Co Ltd	16,000	258,128
Sanrio Co Ltd	39,700	318,558
		4,445,073
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	28,083	828,012
TOTAL CONSUMER DISCRETIONARY		18,890,780
Consumer Staples - 0.4%
Beverages - 0.0%
Suntory Beverage & Food Ltd	5,000	144,960
Consumer Staples Distribution & Retail - 0.1%
Aeon Co Ltd	89,300	766,169
Food Products - 0.2%
Ajinomoto Co Inc	35,400	1,091,679
Kikkoman Corp	28,100	289,401
		1,381,080
Household Products - 0.0%
Unicharm Corp	44,400	281,627
Personal Care Products - 0.1%
Kao Corp	37,600	772,909
Shiseido Co Ltd	16,600	327,910
		1,100,819
TOTAL CONSUMER STAPLES		3,674,655
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	106,400	878,707
Financials - 2.4%
Banks - 1.5%
Mizuho Financial Group Inc	97,900	5,075,547
Sumitomo Mitsui Financial Group Inc	150,400	6,462,528
Yokohama Financial Group Inc	40,200	457,589
		11,995,664
Capital Markets - 0.1%
Daiwa Securities Group Inc	51,900	580,587
Japan Exchange Group Inc	39,500	537,323
		1,117,910
Insurance - 0.8%
Daiichi Life Group Inc	142,300	1,715,764
Sompo Holdings Inc	33,800	1,500,606
Tokio Marine Holdings Inc	74,000	3,771,514
		6,987,884
TOTAL FINANCIALS		20,101,458
Health Care - 0.5%
Health Care Equipment & Supplies - 0.2%
Hoya Corp	14,000	2,140,838
Pharmaceuticals - 0.3%
Astellas Pharma Inc	71,100	976,545
Daiichi Sankyo Co Ltd	70,600	1,141,005
Eisai Co Ltd	10,600	318,666
		2,436,216
TOTAL HEALTH CARE		4,577,054
Industrials - 3.3%
Building Products - 0.2%
Daikin Industries Ltd	10,900	1,578,918
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	15,000	271,983
Secom Co Ltd	16,400	706,448
		978,431
Construction & Engineering - 0.1%
Obayashi Corp	25,800	507,081
Shimizu Corp	20,000	294,617
		801,698
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	5,700	497,434
Ground Transportation - 0.2%
East Japan Railway Co	39,900	918,042
Hankyu Hanshin Holdings Inc	9,400	278,126
Seibu Holdings Inc	8,300	185,877
West Japan Railway Co	17,000	320,787
		1,702,832
Industrial Conglomerates - 0.8%
Hitachi Ltd	183,000	5,997,012
Machinery - 0.6%
Daifuku Co Ltd	13,000	478,871
Ebara Corp	18,900	641,610
FANUC Corp	38,600	1,555,407
Komatsu Ltd	35,600	1,544,693
Kubota Corp	40,100	680,316
		4,900,897
Marine Transportation - 0.1%
Mitsui OSK Lines Ltd	13,900	513,493
Nippon Yusen KK	16,100	618,200
		1,131,693
Passenger Airlines - 0.0%
ANA Holdings Inc	6,500	126,956
Professional Services - 0.5%
Recruit Holdings Co Ltd	54,800	4,333,629
Trading Companies & Distributors - 0.6%
ITOCHU Corp	229,400	2,878,881
Marubeni Corp	58,400	1,887,528
		4,766,409
TOTAL INDUSTRIALS		26,815,909
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.7%
Ibiden Co Ltd	9,600	960,411
Murata Manufacturing Co Ltd	67,000	3,052,812
TDK Corp	78,400	1,507,512
Yokogawa Electric Corp	9,100	324,549
		5,845,284
IT Services - 0.4%
Fujitsu Ltd	70,200	1,618,060
NEC Corp	50,800	1,509,708
Nomura Research Institute Ltd	15,600	461,503
		3,589,271
Semiconductors & Semiconductor Equipment - 1.1%
Disco Corp	3,600	1,286,764
Renesas Electronics Corp	71,600	1,435,133
Tokyo Electron Ltd	18,500	6,185,240
		8,907,137
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	46,300	1,089,886
TOTAL INFORMATION TECHNOLOGY		19,431,578
Materials - 0.9%
Chemicals - 0.6%
Asahi Kasei Corp	50,900	543,355
Mitsubishi Chemical Group Corp	49,300	362,791
Nippon Paint Holdings Co Ltd	39,300	296,555
Nitto Denko Corp	28,100	593,371
Shin-Etsu Chemical Co Ltd	67,800	2,417,080
Toray Industries Inc	53,000	380,712
		4,593,864
Metals & Mining - 0.3%
JFE Holdings Inc	23,900	271,172
JX Advanced Metals Corp	22,700	525,918
Mitsui Kinzoku Co Ltd	2,300	433,028
Nippon Steel Corp	200,100	815,172
Sumitomo Metal Mining Co Ltd	9,900	497,628
		2,542,918
TOTAL MATERIALS		7,136,782
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	11,800	249,075
Daiwa House Industry Co Ltd	23,200	681,304
Hulic Co Ltd	19,100	210,000
Mitsubishi Estate Co Ltd	42,800	1,039,064
Mitsui Fudosan Co Ltd	102,600	999,469
TOTAL REAL ESTATE		3,178,912
Utilities - 0.1%
Gas Utilities - 0.1%
Osaka Gas Co Ltd	14,000	480,325
Tokyo Gas Co Ltd	12,300	474,840
TOTAL UTILITIES		955,165
TOTAL JAPAN		114,628,302
KOREA (SOUTH) - 5.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	4,311	43,674
Entertainment - 0.0%
HYBE Co Ltd	956	110,571
Krafton Inc	1,186	198,031
		308,602
Interactive Media & Services - 0.2%
Kakao Corp	12,943	329,563
NAVER Corp	5,846	826,904
		1,156,467
TOTAL COMMUNICATION SERVICES		1,508,743
Consumer Discretionary - 0.1%
Household Durables - 0.1%
LG Electronics Inc	4,383	480,007
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	1,180	105,132
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	1,725	234,034
S-Oil Corp	1,703	150,689
SK Innovation Co Ltd (b)	2,638	199,648
TOTAL ENERGY		584,371
Financials - 0.5%
Banks - 0.5%
Hana Financial Group Inc	11,247	960,548
KakaoBank Corp	6,737	102,096
KB Financial Group Inc	14,667	1,696,041
Shinhan Financial Group Co Ltd	17,203	1,179,943
Woori Financial Group Inc	26,694	610,555
TOTAL FINANCIALS		4,549,183
Health Care - 0.0%
Biotechnology - 0.0%
Samsung Episholdings Co Ltd	251	64,393
Pharmaceuticals - 0.0%
Yuhan Corp	2,248	113,417
TOTAL HEALTH CARE		177,810
Industrials - 0.9%
Aerospace & Defense - 0.0%
Hanwha Systems Co Ltd	3,048	131,894
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	1,562	211,658
Electrical Equipment - 0.3%
Doosan Enerbility Co Ltd (b)	18,592	841,855
HD Hyundai Electric Co Ltd	972	444,103
LG Energy Solution Ltd (b)	1,941	433,859
LS Electric Co Ltd	3,108	386,665
POSCO Future M Co Ltd	1,345	126,104
		2,232,586
Industrial Conglomerates - 0.6%
Doosan Co Ltd	302	235,602
LG Corp	3,520	241,128
Samsung C&T Corp	3,358	772,929
SK Inc	1,502	554,427
SK Square Co Ltd	3,822	2,596,615
		4,400,701
Marine Transportation - 0.0%
HMM Co Ltd	9,133	131,486
TOTAL INDUSTRIALS		7,108,325
Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 0.3%
Samsung Electro-Mechanics Co Ltd	2,318	1,750,099
Samsung SDI Co Ltd (b)	2,503	674,356
		2,424,455
IT Services - 0.0%
Samsung SDS Co Ltd	1,605	223,546
Semiconductors & Semiconductor Equipment - 3.1%
SK Hynix Inc	22,852	25,641,490
TOTAL INFORMATION TECHNOLOGY		28,289,491
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	1,907	333,723
TOTAL KOREA (SOUTH)		43,136,785
KUWAIT - 0.1%
Financials - 0.1%
Banks - 0.1%
Kuwait Finance House KSCP	470,966	1,194,920
LUXEMBOURG - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	4,731	371,850
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	46,395	87,965
Wireless Telecommunication Services - 0.0%
Maxis Bhd	86,800	78,601
TOTAL COMMUNICATION SERVICES		166,566
Financials - 0.4%
Banks - 0.4%
AMMB Holdings Bhd	100,200	165,954
CIMB Group Holdings Bhd	325,505	628,611
Malayan Banking Bhd	238,740	636,479
Public Bank Bhd	604,800	764,601
RHB Bank Bhd	74,800	156,449
TOTAL FINANCIALS		2,352,094
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	69,400	141,893
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	204,147	213,302
Industrial Conglomerates - 0.0%
Sunway Bhd	109,800	141,670
TOTAL INDUSTRIALS		354,972
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	96,800	113,533
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	153,700	298,369
TOTAL MATERIALS		411,902
Utilities - 0.0%
Gas Utilities - 0.0%
Petronas Gas Bhd	31,900	136,921
Multi-Utilities - 0.0%
YTL Corp Bhd	23,440	11,104
YTL Power International Bhd	137,600	140,596
		151,700
TOTAL UTILITIES		288,621
TOTAL MALAYSIA		3,716,048
MEXICO - 0.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	622,100	792,733
Consumer Staples - 0.3%
Beverages - 0.2%
Fomento Economico Mexicano SAB de CV unit	69,900	893,753
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	214,800	623,211
Food Products - 0.0%
Grupo Bimbo SAB de CV	53,900	192,826
TOTAL CONSUMER STAPLES		1,709,790
Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	99,000	1,146,536
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV Series B	16,030	348,496
Grupo Aeroportuario del Sureste SAB de CV Series B	7,210	199,667
TOTAL INDUSTRIALS		548,163
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV unit	627,600	743,213
Metals & Mining - 0.0%
Industrias Penoles SAB de CV	7,815	359,762
TOTAL MATERIALS		1,102,975
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	114,500	206,199
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	45,022	202,188
TOTAL REAL ESTATE		408,387
TOTAL MEXICO		5,708,584
NETHERLANDS - 4.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	158,605	748,908
Entertainment - 0.1%
Universal Music Group NV	41,849	690,490
TOTAL COMMUNICATION SERVICES		1,439,398
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	36,599	1,450,135
Food Products - 0.0%
Magnum Ice Cream Co NV/The (b)	20,275	378,664
TOTAL CONSUMER STAPLES		1,828,799
Financials - 0.6%
Banks - 0.5%
ING Groep NV	120,810	4,245,452
Insurance - 0.1%
NN Group NV	10,873	1,023,117
TOTAL FINANCIALS		5,268,569
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	9,391	737,275
Information Technology - 3.2%
Semiconductors & Semiconductor Equipment - 3.2%
ASML Holding NV	16,058	26,462,709
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	6,376	446,590
TOTAL NETHERLANDS		36,183,340
NEW ZEALAND - 0.1%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	70,555	361,750
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	6,728	335,896
Utilities - 0.1%
Electric Utilities - 0.1%
Contact Energy Ltd	38,916	208,109
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	55,144	184,913
TOTAL UTILITIES		393,022
TOTAL NEW ZEALAND		1,090,668
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (c)(d)	30,900	138,679
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	25,532	360,452
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	18,019	385,191
Orkla ASA	30,080	334,127
Salmar ASA	2,735	148,762
TOTAL CONSUMER STAPLES		868,080
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	13,090	462,000
Equinor ASA	29,092	1,194,254
TOTAL ENERGY		1,656,254
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	33,570	1,080,333
Insurance - 0.0%
Gjensidige Forsikring ASA	8,289	246,811
TOTAL FINANCIALS		1,327,144
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	53,231	491,004
TOTAL NORWAY		4,702,934
PERU - 0.2%
Financials - 0.2%
Banks - 0.2%
Credicorp Ltd	2,806	1,124,028
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	6,837	207,024
TOTAL PERU		1,331,052
PHILIPPINES - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	9,380	78,349
SM Investments Corp	8,855	85,764
TOTAL INDUSTRIALS		164,113
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	7,270	56,486
TOTAL PHILIPPINES		220,599
POLAND - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	39,449	475,048
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA	16,181	137,742
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	24,014	951,650
Financials - 0.2%
Banks - 0.2%
Erste Bank Polska SA	1,698	334,086
mBank SA (b)	515	186,319
Powszechna Kasa Oszczednosci Bank Polski SA	36,235	1,085,600
TOTAL FINANCIALS		1,606,005
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	10,337	184,285
Construction & Engineering - 0.0%
Budimex SA	515	99,453
TOTAL INDUSTRIALS		283,738
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	2,175	116,300
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA	5,798	477,961
TOTAL POLAND		4,048,444
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	11,797	236,160
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	16,867	383,060
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	121,351	625,514
TOTAL PORTUGAL		1,244,734
QATAR - 0.1%
Financials - 0.1%
Banks - 0.1%
Qatar National Bank QPSC	182,137	828,896
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	25,056	230,638
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(e)	372,050	0
LUKOIL PJSC (b)(e)	13,192	0
TOTAL ENERGY		0
Financials - 0.0%
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(e)	49,350	0
Materials - 0.0%
Chemicals - 0.0%
PhosAgro PJSC GDR cancellation restricted shares (b)(c)(e)	26	0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (b)(e)	47,040	0
Polyus PJSC (b)(e)	10,310	0
		0
TOTAL MATERIALS		0
TOTAL RUSSIA		0
SAUDI ARABIA - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	82,943	952,779
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	15,729	260,300
TOTAL COMMUNICATION SERVICES		1,213,079
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Saudi Arabian Oil Co (c)(d)	250,265	1,764,616
Financials - 0.0%
Banks - 0.0%
Alinma Bank	61,167	380,472
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	3,402	212,880
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	975	55,792
Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	9,708	317,698
Saudi Basic Industries Corp	37,373	493,596
TOTAL MATERIALS		811,294
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Energy Co	32,060	144,699
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	9,541	476,605
TOTAL UTILITIES		621,304
TOTAL SAUDI ARABIA		5,059,437
SINGAPORE - 0.3%
Financials - 0.1%
Capital Markets - 0.1%
Singapore Exchange Ltd	33,300	634,838
Industrials - 0.1%
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	99,164	347,074
Industrial Conglomerates - 0.1%
Keppel Ltd	58,500	522,461
TOTAL INDUSTRIALS		869,535
Real Estate - 0.1%
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	171,308	343,126
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	97,801	202,678
TOTAL REAL ESTATE		545,804
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	36,100	155,269
TOTAL SINGAPORE		2,205,446
SOUTH AFRICA - 1.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	72,090	893,705
Vodacom Group Ltd	25,834	249,956
TOTAL COMMUNICATION SERVICES		1,143,661
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	31,670	1,664,025
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	13,962	383,001
Clicks Group Ltd	9,432	126,228
Shoprite Holdings Ltd	19,583	340,607
TOTAL CONSUMER STAPLES		849,836
Financials - 0.6%
Banks - 0.4%
Absa Group Ltd	35,169	484,730
Capitec Bank Holdings Ltd	3,598	1,027,355
Nedbank Group Ltd	17,784	300,827
Standard Bank Group Ltd	54,442	1,084,051
		2,896,963
Financial Services - 0.1%
FirstRand Ltd	208,924	1,249,485
Insurance - 0.1%
Discovery Ltd	22,579	359,093
Sanlam Ltd	74,494	396,604
		755,697
TOTAL FINANCIALS		4,902,145
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	13,405	201,131
Materials - 0.6%
Chemicals - 0.0%
Sasol Ltd (b)	23,997	284,374
Metals & Mining - 0.6%
Anglo American PLC	43,870	2,220,766
Gold Fields Ltd	37,035	1,195,969
Impala Platinum Holdings Ltd	37,468	408,633
Valterra Platinum Ltd	10,984	822,490
		4,647,858
TOTAL MATERIALS		4,932,232
TOTAL SOUTH AFRICA		13,693,030
SPAIN - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	19,781	614,478
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	18,178	1,121,891
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Repsol SA	45,729	1,395,696
Financials - 0.3%
Banks - 0.3%
Banco de Sabadell SA	197,650	757,834
CaixaBank SA	145,222	2,109,546
TOTAL FINANCIALS		2,867,380
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	7,411	942,623
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	31,032	954,732
TOTAL INDUSTRIALS		1,897,355
Utilities - 1.0%
Electric Utilities - 0.9%
Acciona SA	1,023	281,470
Endesa SA	12,916	630,913
Iberdrola SA	256,536	6,108,777
Redeia Corp SA	16,842	297,043
		7,318,203
Gas Utilities - 0.1%
Naturgy Energy Group SA	17,056	568,986
TOTAL UTILITIES		7,887,189
TOTAL SPAIN		15,783,989
SWEDEN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	97,557	452,634
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	22,719	393,586
TOTAL COMMUNICATION SERVICES		846,220
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)(d)	5,076	388,182
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	17,494	320,380
TOTAL CONSUMER DISCRETIONARY		708,562
Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	23,632	687,949
Financials - 0.1%
Capital Markets - 0.1%
EQT AB	17,881	607,851
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	7,366	364,038
Industrials - 1.5%
Building Products - 0.2%
Assa Abloy AB B Shares	40,363	1,497,701
Nibe Industrier AB B Shares	59,205	237,138
		1,734,839
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	19,780	317,819
Construction & Engineering - 0.0%
Skanska AB B Shares	13,688	383,377
Machinery - 1.2%
Alfa Laval AB	11,960	707,889
Atlas Copco AB A Shares	103,732	2,191,839
Atlas Copco AB B Shares	61,812	1,141,505
Epiroc AB A Shares	25,882	663,527
Epiroc AB B Shares	15,348	336,224
Indutrade AB	11,314	283,735
Sandvik AB	42,812	1,600,944
SKF AB B Shares	14,144	382,929
Volvo AB B Shares	64,173	2,454,729
		9,763,321
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	10,767	391,910
Beijer Ref AB B Shares	17,967	252,838
		644,748
TOTAL INDUSTRIALS		12,844,104
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	11,761	588,902
Paper & Forest Products - 0.0%
Svenska Cellulosa AB SCA B Shares	24,635	280,055
TOTAL MATERIALS		868,957
TOTAL SWEDEN		16,927,681
SWITZERLAND - 3.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	1,072	824,768
Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG	148	206,316
Chocoladefabriken Lindt & Spruengli AG	39	450,141
Chocoladefabriken Lindt & Spruengli AG participation certificates	4	470,530
TOTAL CONSUMER STAPLES		1,126,987
Financials - 0.8%
Insurance - 0.8%
Helvetia Baloise Holding AG	3,185	854,113
Swiss Life Holding AG	1,150	1,358,179
Zurich Insurance Group AG	6,187	4,712,813
TOTAL FINANCIALS		6,925,105
Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	2,039	554,863
Straumann Holding AG	4,624	572,638
		1,127,501
Life Sciences Tools & Services - 0.3%
Lonza Group AG	2,905	2,020,151
Pharmaceuticals - 0.2%
Galderma Group AG	7,628	1,659,941
TOTAL HEALTH CARE		4,807,593
Industrials - 1.2%
Building Products - 0.2%
Belimo Holding AG	408	423,922
Geberit AG	1,338	880,801
		1,304,723
Electrical Equipment - 0.8%
ABB Ltd	64,847	6,397,736
Machinery - 0.1%
VAT Group AG (c)(d)	1,117	831,757
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,999	508,621
Professional Services - 0.1%
SGS SA	6,847	811,189
TOTAL INDUSTRIALS		9,854,026
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	6,829	736,219
Givaudan SA	382	1,526,205
Sika AG	6,314	1,420,591
TOTAL MATERIALS		3,683,015
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	3,320	541,253
TOTAL SWITZERLAND		27,762,747
TAIWAN - 11.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	157,000	675,327
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	73,000	237,088
Taiwan Mobile Co Ltd	72,000	250,175
		487,263
TOTAL COMMUNICATION SERVICES		1,162,590
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	11,180	191,960
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	21,000	145,489
Food Products - 0.1%
Uni-President Enterprises Corp	200,000	455,004
TOTAL CONSUMER STAPLES		600,493
Financials - 0.8%
Banks - 0.6%
CTBC Financial Holding Co Ltd	692,000	1,381,829
E.Sun Financial Holding Co Ltd	586,495	699,844
First Financial Holding Co Ltd	461,254	524,255
SinoPac Financial Holdings Co Ltd	505,319	630,496
TS Financial Holding Co Ltd	883,872	973,688
		4,210,112
Financial Services - 0.1%
Chailease Holding Co Ltd	63,808	219,151
Yuanta Financial Holding Co Ltd	442,000	922,524
		1,141,675
Insurance - 0.1%
Cathay Financial Holding Co Ltd	394,751	1,229,146
TOTAL FINANCIALS		6,580,933
Health Care - 0.1%
Biotechnology - 0.1%
PharmaEssentia Corp	13,187	429,221
Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd (b)	6,500	140,536
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	45,157	283,927
Passenger Airlines - 0.0%
Eva Airways Corp	109,000	145,493
TOTAL INDUSTRIALS		569,956
Information Technology - 10.0%
Electronic Equipment, Instruments & Components - 0.5%
Delta Electronics Inc	81,000	3,986,857
E Ink Holdings Inc	34,000	196,826
		4,183,683
Semiconductors & Semiconductor Equipment - 9.3%
Taiwan Semiconductor Manufacturing Co Ltd	1,019,000	75,405,614
United Microelectronics Corp	469,000	1,755,390
		77,161,004
Technology Hardware, Storage & Peripherals - 0.2%
Advantech Co Ltd	20,000	340,832
Asia Vital Components Co Ltd	13,000	914,686
Lite-On Technology Corp	82,000	519,899
		1,775,417
TOTAL INFORMATION TECHNOLOGY		83,120,104
Materials - 0.1%
Chemicals - 0.1%
Nan Ya Plastics Corp	197,000	936,447
Metals & Mining - 0.0%
China Steel Corp	489,000	286,234
TOTAL MATERIALS		1,222,681
TOTAL TAIWAN		93,877,938
THAILAND - 0.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL	11,100	126,018
Advanced Info Service PCL depository receipt	29,000	329,235
TOTAL COMMUNICATION SERVICES		455,253
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	42,099	29,638
Minor International PCL depository receipt	71,968	50,666
TOTAL CONSUMER DISCRETIONARY		80,304
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	16,000	22,927
CP ALL PCL depository receipt	198,900	285,015
TOTAL CONSUMER STAPLES		307,942
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	23,900	174,285
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	88,900	51,030
Bangkok Dusit Medical Services PCL depository receipt	358,100	205,559
Bumrungrad Hospital Pcl	2,900	16,250
Bumrungrad Hospital Pcl depository receipt	20,300	113,752
TOTAL HEALTH CARE		386,591
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	31,300	59,412
Airports of Thailand PCL depository receipt	131,900	250,367
TOTAL INDUSTRIALS		309,779
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	1,500	11,377
Siam Cement PCL/The depository receipt	28,500	216,167
TOTAL MATERIALS		227,544
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	7,281	14,506
Gulf Development PCL depository receipt	147,893	294,654
TOTAL UTILITIES		309,160
TOTAL THAILAND		2,250,858
TURKEY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	40,381	250,900
Financials - 0.1%
Banks - 0.1%
Akbank TAS	126,445	168,705
Haci Omer Sabanci Holding AS	45,919	81,655
Yapi ve Kredi Bankasi AS (b)	135,085	93,129
TOTAL FINANCIALS		343,489
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KOC Holding AS	28,431	117,807
Passenger Airlines - 0.0%
Turk Hava Yollari AO	22,398	148,005
TOTAL INDUSTRIALS		265,812
TOTAL TURKEY		860,201
UNITED ARAB EMIRATES - 0.3%
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	131,443	536,794
Abu Dhabi Islamic Bank PJSC	60,544	349,780
First Abu Dhabi Bank PJSC	183,267	967,978
TOTAL FINANCIALS		1,854,552
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Arabia PJSC	91,363	121,884
Transportation Infrastructure - 0.0%
Salik Co PJSC	71,544	103,624
TOTAL INDUSTRIALS		225,508
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Emaar Properties PJSC	256,686	768,730
TOTAL UNITED ARAB EMIRATES		2,848,790
UNITED KINGDOM - 7.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	237,394	644,055
Media - 0.1%
Informa PLC	52,696	629,104
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	763,789	1,212,126
TOTAL COMMUNICATION SERVICES		2,485,285
Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.0%
Pearson PLC	19,549	329,883
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	70,352	2,230,862
Specialty Retail - 0.0%
Kingfisher PLC	70,376	293,604
TOTAL CONSUMER DISCRETIONARY		2,854,349
Consumer Staples - 1.3%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	8,302	908,737
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	70,811	342,995
Tesco PLC	264,204	1,739,033
		2,082,028
Food Products - 0.0%
Associated British Foods PLC	11,702	328,762
Household Products - 0.2%
Reckitt Benckiser Group PLC	26,569	1,875,170
Personal Care Products - 0.8%
Unilever PLC	90,415	5,752,888
TOTAL CONSUMER STAPLES		10,947,585
Financials - 3.1%
Banks - 2.3%
HSBC Holdings PLC	710,846	15,137,687
Lloyds Banking Group PLC	2,422,769	3,744,673
		18,882,360
Capital Markets - 0.5%
3i Group PLC	40,281	1,550,730
London Stock Exchange Group PLC	18,443	2,074,700
Schroders PLC	33,239	263,635
		3,889,065
Insurance - 0.3%
Admiral Group PLC	10,774	547,719
Aviva PLC	125,263	1,172,362
Legal & General Group PLC	216,624	877,033
Standard Life PLC	29,153	362,655
		2,959,769
TOTAL FINANCIALS		25,731,194
Health Care - 1.3%
Pharmaceuticals - 1.3%
Astrazeneca PLC	62,559	10,650,531
Industrials - 0.6%
Aerospace & Defense - 0.0%
Melrose Industries PLC	51,757	316,899
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	104,512	481,305
Verisure PLC (b)	9,385	116,556
		597,861
Industrial Conglomerates - 0.0%
Smiths Group PLC	12,609	448,976
Machinery - 0.0%
Spirax Group PLC	3,070	287,355
Professional Services - 0.4%
Intertek Group PLC	6,370	501,374
RELX PLC	73,886	2,598,715
		3,100,089
Trading Companies & Distributors - 0.1%
Bunzl PLC	13,427	507,057
TOTAL INDUSTRIALS		5,258,237
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	30,957	294,863
Industrial REITs - 0.1%
Segro PLC	50,431	655,895
TOTAL REAL ESTATE		950,758
Utilities - 0.6%
Electric Utilities - 0.2%
SSE PLC	50,166	1,584,916
Multi-Utilities - 0.4%
National Grid PLC	205,610	3,290,964
TOTAL UTILITIES		4,875,880
TOTAL UNITED KINGDOM		63,753,819
UNITED STATES - 3.8%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (b)	6,070	3,034,636
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	5,898	947,809
Financials - 0.3%
Insurance - 0.3%
Aegon Ltd	50,475	479,684
Swiss Re AG	12,361	2,061,823
TOTAL FINANCIALS		2,541,507
Health Care - 1.7%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	33,000	816,332
Health Care Equipment & Supplies - 0.2%
Alcon AG	20,689	1,417,227
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	8,546	352,014
Pharmaceuticals - 1.4%
Novartis AG	75,746	11,846,060
TOTAL HEALTH CARE		14,431,633
Industrials - 1.3%
Construction & Engineering - 0.2%
Ferrovial NV	19,620	1,283,731
Electrical Equipment - 0.9%
Schneider Electric SE	22,686	7,622,170
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	105	273,758
AP Moller - Maersk A/S Series B	135	362,492
		636,250
Trading Companies & Distributors - 0.1%
Sunbelt Rentals Holdings Inc (United Kingdom)	16,997	1,212,276
TOTAL INDUSTRIALS		10,754,427
TOTAL UNITED STATES		31,710,012
TOTAL COMMON STOCKS (Cost $606,901,159)		817,019,812

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA non-voting shares	18,752	442,794
GERMANY - 0.1%
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA non-voting shares	6,267	546,490
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	1,046	262,950
TOTAL GERMANY		809,440
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $993,892)		1,252,234

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (g) (Cost $727,123)	3.64	728,000	727,271

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $10,569,237)	3.69	10,568,120	10,570,233

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $619,191,411)	829,569,550
NET OTHER ASSETS (LIABILITIES) - 0.5%	3,909,260
NET ASSETS - 100.0%	833,478,810

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	56	9/2026	8,910,440	169,201
ICE MSCI Emerging Markets Index Contracts (United States)	63	9/2026	5,173,245	54,427
TME S&P/TSX 60 Index Contracts (Canada)	4	9/2026	1,189,571	16,962
TOTAL LONG				240,590

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $15,340,508 or 1.8% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,634,005 or 1.9% of net assets.

(e)	Level 3 security.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $727,271.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	11,566,917	142,267,608	143,264,659	418,308	(629)	996	10,570,233	10,568,120
	11,566,917	142,267,608	143,264,659	418,308	(629)	996	10,570,233

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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